Acquisitions	6 Months Ended
Jun. 30, 2023
Disclosure of detailed information about business combination [abstract]
Acquisitions
Note 18: Acquisitions
Acquisitions primarily comprise the purchase of all the equity interests of the businesses acquired, which are integrated into existing operations of the Company to broaden its offerings to customers as well as its presence in global markets. The results of acquired businesses are included in the consolidated financial statements from the date of acquisition. Acquisitions also include investments in businesses in which the Company does not have a controlling interest.
Acquisition activity
The number of acquisitions completed, and the related consideration were as follows:

	Three months ended June 30,		Six months ended June 30,

Number of transactions	2023	2022	2023	2022
Businesses acquired	-	2	1	2

Investments in businesses	4	3	5	3

	4	5	6	5

	Three months ended June 30,		Six months ended June 30,

Total consideration	2023	2022	2023	2022
Businesses acquired	-	153	513	153

Less: Cash acquired	-	(2)	(25)	(2)

Businesses acquired, net of cash	-	151	488	151
Investments in businesses	33	12	35	18
Deferred and contingent consideration payments	-	-	-	2
	33	163	523	171
The following provides a brief description of acquisitions completed in the six months ended June 30, 2023 and 2022:

Date	Company	Acquiring Segments	Description
January 2023	SurePrep LLC	Corporates and Tax & Accounting Professionals	A provider of tax automation software and services.
April 2022	ThoughtTrace	Corporates	A business that uses artificial intelligence and machine learning to read, organize and manage document workflows.

Purchase price allocation
Purchase price allocations related to certain acquisitions may be subject to adjustment pending completion of final valuations. The activity in the three months ended June
30
, 2023 reflects the completion of the SurePrep LLC valuation. The details of net assets acquired were as follows:

	Three months ended June 30,		Six months ended June 30,

	2023	2022	2023	2022
Cash and cash equivalents	-	2	25	2
Trade receivables	-	3	8	3
Prepaid expenses and other current assets	-	1	3	1
Current assets	-	6	36	6
Property and equipment	-	-	2	-
Computer software	140	24	180	24
Other identifiable intangible assets	(22)	9	13	9
Other non-current assets	-	-	1	-
Total assets	118	39	232	39
Payables and accruals	-	(1)	(4)	(1)
Deferred revenue	-	(4)	(47)	(4)
Current liabilities	-	(5)	(51)	(5)
Provisions and other non-current liabilities	-	(20)	(1)	(20)
Deferred tax	(4)	(3)	(12)	(3)
Total liabilities	(4)	(28)	(64)	(28)
Net assets acquired	114	11	168	11
Goodwill	(114)	142	345	142
Total	-	153	513	153
The excess of the purchase price over the net assets acquired was recorded as goodwill and reflects synergies and the value of the acquired workforce. Relative to the acquisition completed in 2023, the majority of goodwill is expected to be deductible for tax purposes and for acquisitions completed in 2022, the majority of goodwill is not deductible for tax purposes.
Other
The revenues and operating profit of acquired businesses were not material to the Company’s results of operations.